INSURANCE LIABILITIES - Narrative (Detail) - USD ($) $ in Millions	1 Months Ended			3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016		Mar. 31, 2016	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Net Amount at Risk by Product and Guarantee [Line Items]
Net income (loss)	$ 1,254			$ (496)	$ 164	$ 214	$ 10	$ (277)	$ 378	$ 341	$ (118)	$ 351	$ 834		$ 1,254		$ 325
GMIB reinsurance contract asset, at fair value	1,735	[1]		1,375							1,375		1,894	[1]	1,735	[1]
GMDB or GMIB
Net Amount at Risk by Product and Guarantee [Line Items]
Policyholder buyout rider percentage			50.00%
Expiry of Policyholder buyout program			2016-03
Net income (loss)			$ 18
GMIB
Net Amount at Risk by Product and Guarantee [Line Items]
GMIB reinsurance contract asset, at fair value	$ 1,735												1,894		$ 1,735
Direct Variable Annuity | GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
Account value hedged of variable annuity contracts				69,997							69,997		59,297
Net amount at risk hedged of variable annuity contracts				16,706							16,706		6,801
Direct Variable Annuity | GMIB
Net Amount at Risk by Product and Guarantee [Line Items]
Account value hedged of variable annuity contracts				59,052							59,052		70,554
Net amount at risk hedged of variable annuity contracts				6,602							6,602		15,952
Deferred Variable Annuity | GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
Account value hedged of variable annuity contracts				8,912							8,912		9,459
Net amount at risk hedged of variable annuity contracts				562							562		637
Deferred Variable Annuity | GMIB
Net Amount at Risk by Product and Guarantee [Line Items]
Account value hedged of variable annuity contracts				2,597							2,597		2,756
Net amount at risk hedged of variable annuity contracts				$ 217							$ 217		$ 281

[1]	Reported in GMIB reinsurance contract asset, at fair value in the consolidated balance sheets.